Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net Level 4 - (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013	Oct. 25, 2014
Goodwill [Line Items]
Intangible Assets, Gross (Excluding Goodwill)		$ 424
Goodwill, Gross	$ 224			$ 224
Goodwill, net book value	218	358	$ 211	381	$ 224
Goodwill, Translation Adjustments	(6)	(23)	(7)
Goodwill, Translation Adjustments	(13)			(6)
Goodwill, Impaired, Accumulated Impairment Loss	0			0
Finite-Lived Customer Relationships, Gross	223		223
Finite-Lived Customer Relationships, Accumulated Impairments	0		0
Finite-Lived Intangible Assets, Accumulated Amortization	(16)		(65)
Finite-Lived Trademarks, Gross	60		60
Finite-Lived Trademarks, Accumulated Impairments	0		0
Finite-Lived Intangible Assets, Gross	424		425
Finite-Lived Intangible Assets, Accumulated Impairments	0		(4)
Finite-Lived Patents, Gross	36		37
Finite-Lived Patents, Accumulated Impairments	0		(4)
Intangible Assets, Net (Excluding Goodwill)	408		356
Amortization of Intangible Assets	6	34		41
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			37
Finite-Lived Intangible Assets, Amortization Expense, Year Two			37
Finite-Lived Intangible Assets, Amortization Expense, Year Three			37
Finite-Lived Intangible Assets, Amortization Expense, Year Four			37
Finite-Lived Intangible Assets, Amortization Expense, Year Five			37
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(8)		(32)
Finite-Lived Intangible Assets, Net	215		191
Trademarks [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(2)		(12)
Finite-Lived Intangible Assets, Net	58		48
Unpatented Technology [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(5)		(16)
Finite-Lived Intangible Assets, Gross	105		105
Finite-Lived Intangible Assets, Accumulated Impairments	0		0
Finite-Lived Intangible Assets, Net	100		89
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(1)		(5)
Finite-Lived Intangible Assets, Net	35		28
Silicones [Member]
Goodwill [Line Items]
Goodwill, Gross	205			205
Goodwill, net book value	199	358	193	381	205
Goodwill, Translation Adjustments	(6)	(23)	(6)
Goodwill, Translation Adjustments	(12)			(6)
Goodwill, Impaired, Accumulated Impairment Loss	0			0
Quartz [Member]
Goodwill [Line Items]
Goodwill, Gross	19			19
Goodwill, net book value	19	0	18	0	$ 19
Goodwill, Translation Adjustments	0	$ 0	$ (1)
Goodwill, Translation Adjustments	(1)			0
Goodwill, Impaired, Accumulated Impairment Loss	$ 0			$ 0